Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series VIT
Central Index Key	dei_EntityCentralIndexKey	0001479359
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2011
Prospectus Date	rr_ProspectusDate	Sep. 20, 2011
(PIMCO EqS Pathfinder Portfolio™)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Equity Series VIT

Supplement Dated September 20, 2011 to the Prospectus for the

PIMCO EqS Pathfinder Portfolio™ (the "Portfolio") Institutional Class Shares

(the "Prospectus"), dated April 29, 2011, as supplemented from time to time

Disclosure Related to the Expense Limitation Agreement

Effective September 16, 2011, PIMCO has contractually agreed, through September 16, 2013, to reduce total annual operating expenses for the Portfolio's Institutional Class shares, by reducing the Portfolio's Management Fees or reimbursing the Portfolio, to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.00% of the Portfolio's average net assets attributable to the Institutional Class shares.

Accordingly, effective immediately, the following changes are made to the Prospectus:

The information for Institutional Class shares of the Portfolio in the Annual Portfolio Operating Expenses table in the Portfolio's Portfolio Summary is deleted in its entirety and replaced with the following:

Supplement [Caption Text]	pimco_SupplementTextBlock_01	In addition, the information for Institutional Class shares of the Portfolio in the Example in the Portfolio's Portfolio Summary is deleted in its entirety and replaced with the following:
(PIMCO EqS Pathfinder Portfolio™) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2],[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	567
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,258
(PIMCO EqS Pathfinder Portfolio™)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Equity Series VIT

Supplement Dated September 20, 2011 to the Prospectus for the

PIMCO EqS Pathfinder Portfolio™ (the "Portfolio") Advisor Class Shares

(the "Prospectus"), dated April 29, 2011, as supplemented from time to time

Disclosure Related to the Expense Limitation Agreement

Effective September 16, 2011, PIMCO has contractually agreed, through September 16, 2013, to reduce total annual operating expenses for the Portfolio's Advisor Class shares, by reducing the Portfolio's Management Fees or reimbursing the Portfolio, to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.25% of the Portfolio's average net assets attributable to the Advisor Class shares.

Accordingly, effective immediately, the following changes are made to the Prospectus:

The information for Advisor Class shares of the Portfolio in the Annual Portfolio Operating Expenses table in the Portfolio's Portfolio Summary is deleted in its entirety and replaced with the following:

Supplement [Caption Text]	pimco_SupplementTextBlock_01	In addition, the information for Advisor Class shares of the Portfolio in the Example in the Portfolio's Portfolio Summary is deleted in its entirety and replaced with the following:
(PIMCO EqS Pathfinder Portfolio™) | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2],[5]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
[1]	"Other Expenses" reflect dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to PIMCO. Any dividends paid on securities sold short will vary based on the Portfolio's use of those investments as an investment strategy best suited to seek the objective of the Portfolio.
[2]	PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee by 0.13% of the average daily net assets of the Portfolio. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	PIMCO has contractually agreed, through September 16, 2013, to reduce the Portfolio's Management Fees or reimburse the Portfolio to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.00% of the Portfolio's average net assets attributable to the Institutional Class shares.
[5]	PIMCO has contractually agreed, through September 16, 2013, to reduce the Portfolio's Management Fees or reimburse the Portfolio to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.25% of the Portfolio's average net assets attributable to the Advisor Class shares.
[6]	Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement, excluding both Acquired Fund Fees and Expenses and any amounts waived pursuant to the Expense Limitation Agreement described at footnote 4, is 1.00% for Institutional Class shares.
[7]	Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement, excluding both Acquired Fund Fees and Expenses and any amounts waived pursuant to the Expense Limitation Agreement described at footnote 4, is 1.24% for Advisor Class shares.